Additional Information-Parent Company Only Condensed Financial Information balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 418,213	$ 59,804	¥ 587,749		¥ 426,119
Prepayment and other current assets	246,237	35,211	195,202
Total current assets	1,484,596	212,295	1,724,360
Non-current assets:
Other non-current assets	130,998	18,732	200,152
Total non-current assets	1,165,040	166,599	1,010,798
Total assets	2,649,636	378,894	2,735,158
Current liabilities:
Amounts due to	618	88	477
Accrued expenses and other current liabilities	427,507	61,134	265,216
Total current liabilities	784,054	112,119	630,206
Non-current liabilities:
Total non-current liabilities	196,762	28,137	146,222
Total liabilities	980,816	140,256	776,428
Shareholders' deficit
Treasury stock	(391,944)	(56,047)	(376,690)
Additional paid-in capital	3,059,764	437,540	3,069,799
Statutory reserves	46,448	6,642	40,552
Accumulated deficit	(1,174,587)	(167,964)	(926,390)
Accumulated other comprehensive income	13,340	1,908	31,560
Total So-Young International Inc. shareholders' equity	1,553,315	222,121	1,839,121
Total liabilities and shareholders' equity	2,649,636	378,894	2,735,158
Related Party
Current assets:
Amounts due from Group companies	774	111	1,218
Parent company | Reportable Legal Entities
Current assets:
Cash and cash equivalents	15,364	2,197	22,732	$ 3,251	¥ 8,228	¥ 143,100
Prepayment and other current assets	3,120	446	3,918
Total current assets	1,847,408	264,176	1,921,306
Non-current assets:
Other non-current assets	307	44
Total non-current assets	307	44
Total assets	1,847,715	264,220	1,921,306
Current liabilities:
Accrued expenses and other current liabilities	2,632	377	1,204
Total current liabilities	61,976	8,863	54,588
Non-current liabilities:
Investment deficit of subsidiaries and VIEs	232,424	33,236	27,597
Total non-current liabilities	232,424	33,236	27,597
Total liabilities	294,400	42,099	82,185
Shareholders' deficit
Treasury stock	(391,944)	(56,047)	(376,690)
Additional paid-in capital	3,059,764	437,540	3,069,799
Statutory reserves	46,448	6,642	40,552
Accumulated deficit	(1,174,587)	(167,964)	(926,390)
Accumulated other comprehensive income	13,340	1,908	31,560
Total So-Young International Inc. shareholders' equity	1,553,315	222,121	1,839,121
Total liabilities and shareholders' equity	1,847,715	264,220	1,921,306
Parent company | Reportable Legal Entities | Related Party | Group companies
Current assets:
Amounts due from Group companies	1,828,924	261,533	1,894,656
Parent company | Reportable Legal Entities | Affiliated Entity | VIE Companies
Current liabilities:
Amounts due to	27,922	3,993	27,518
Parent company | Reportable Legal Entities | Affiliated Entity | Group companies
Current liabilities:
Amounts due to	31,422	4,493	25,866
Class A Ordinary Shares
Shareholders' deficit
Ordinary shares	257	37	253
Class A Ordinary Shares | Parent company | Reportable Legal Entities
Shareholders' deficit
Ordinary shares	257	37	253
Class B Ordinary shares
Shareholders' deficit
Ordinary shares	37	5	37
Class B Ordinary shares | Parent company | Reportable Legal Entities
Shareholders' deficit
Ordinary shares	¥ 37	$ 5	¥ 37